Amounts Receivable and Prepaid Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Amounts Receivable and Prepaid Expenses Explanatory [Abstract]
Schedule of Receivable and Prepaid Expenses
($000s)	June 30, 2023	December 31, 2022
HST	2,436	4,247
Prepaid expenses and other receivables	7,760	3,973
	10,196	8,220